INVESTMENTS IN UNCONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN UNCONSOLIDATED AFFILIATES	INVESTMENTS IN UNCONSOLIDATED AFFILIATES
As of December 31, 2023, Dole’s investments in unconsolidated affiliates were $131.7 million, of which $128.3 million represented equity method investments, and $3.4 million represented investments in which Dole does not have significant influence. As of December 31, 2022, Dole’s investments in unconsolidated affiliates were $124.2 million, of which $120.9 million represented equity method investments, and $3.3 million represented investments in which Dole does not have significant influence. There are no significant investees in which Dole holds 20.0% or more of their voting stock that are not accounted for using the equity method of accounting.
Dole’s consolidated net income includes its proportionate share of the net income or loss of equity method investments in affiliates. When Dole records its proportionate share of net income, it increases equity method earnings in the consolidated statements of operations and the carrying value in that investment in the consolidated balance sheets. Conversely, when Dole records its proportionate share of a net loss, it decreases equity method earnings in the consolidated statements of operations and the carrying value in that investment in the consolidated balance sheets. Cash dividends received from investments in which Dole does not have significant influence are recorded in other income, net, and have historically not been significant.
Legacy Dole
Prior to the Acquisition described in Note 4 “Acquisitions and Divestitures”, Total Produce had a 45.0% equity ownership interest in Legacy Dole. As a part of the Acquisition, Legacy Dole became a subsidiary of Dole plc and the acquiree of Total Produce. As such, Legacy Dole results are included in the consolidated results of the Company from the Acquisition Date of July 29, 2021 to December 31, 2021.
Summarized financial information for Legacy Dole for the period from January 1, 2021 to July 29, 2021, are as follows in the tables below. Unless otherwise noted, the results included herein represent Legacy Dole’s operations rather than the share attributable to the Company.

Period Ended
July 29, 2021

Summary Statements of Operations:	(U.S. Dollars in thousands)
Revenue, net	$2,878,597
Cost of sales	(2,601,253)
Selling, marketing, general and administrative expenses	(124,417)
Net interest expense	(36,998)
Equity method earnings	27
Other income, net	2,859
Income tax expense	(30,557)
Less: Net income attributable to noncontrolling interests	(1,872)
Net income attributable to equity shareholders	$86,386
Dole plc share of net income attributable to equity shareholders	$38,874
The following table presents sales to and purchases from Legacy Dole for the period from January 1, 2021 to July 29, 2021:

Period Ended
July 29, 2021

(U.S. Dollars in thousands)
Sales	$9,974
Purchases	30,856
Investments in Other Unconsolidated affiliates
A rollforward of the carrying amount of Dole’s investments in unconsolidated affiliates as of December 31, 2023 and December 31, 2022 was as follows:

Amount
(U.S. Dollars in thousands)
Carrying amount as of December 31, 2021	$128,407
Share of income after tax	7,270
Additions	3,450
Subsidiary becoming equity method investment	712
Disposals	(1,087)
Dividends received from investments	(9,391)
Foreign exchange impact and other	(5,127)
Carrying amount as of December 31, 2022	124,234
Share of income after tax	14,721
Additions	532
Subsidiary becoming equity method investment	(84)
Disposals	(1,046)
Dividends received from investments	(9,388)
Foreign exchange impact and other	2,735
Carrying amount as of December 31, 2023	$131,704
The Company recognized income tax expense of $5.8 million, $4.4 million and $0.8 million during the years ended December 31, 2023, December 31, 2022, and December 31, 2021, respectively, related to equity method investments.
Investments in unconsolidated affiliates becoming subsidiaries
For the year ended December 31, 2023 and December 31, 2022, step-up acquisitions were not material.
During the year ended December 31, 2021, in addition to the acquisition of Legacy Dole, the Company purchased additional shares in equity method investees, which resulted in the investees being consolidated as subsidiaries of the Company from the date of acquisition of additional shares. For the year ended December 31, 2021, the following step-up acquisitions occurred:
•Moorberries BV: A grocery wholesaler based in the Netherlands, in which the Company acquired a 100% ownership interest.
•Fruktimporten Stockholm: A grocery wholesaler based in Sweden, in which the Company acquired an 83.2% ownership interest.
•OTC Organics BV: A company that specializes in organically grown products based in the Netherlands, in which the Company acquired a 100% ownership interest.
The aggregate total carrying value of these investees was $4.3 million as of the respective acquisition dates. As part of these acquisitions, the Company paid an aggregate $8.1 million in cash consideration. The total gain from these step-up acquisitions was $7.7 million, and goodwill recorded was $15.2 million after considering the original fair value of the investment held.
Disposal of equity method investees
During the year ended December 31, 2023, the Company disposed of its 50% investment in Skyview Cooling Co., a company based in the U.S, which had a carrying value of $1.1 million as of the disposal date. As a result of this disposal, the Company recognized a gain of $0.5 million.
During the year ended December 31, 2022, the Company disposed of its 50% investment in Suri Agro Fresh Private Limited, a fresh produce company based in India, which had a carrying value of $1.1 million as of the disposal date. As a result of this disposal, the Company recognized a $0.6 million loss.
During the year ended December 31, 2021, the Company disposed of a 50% investment in Peviani S.p.A., a fresh produce company based in Italy, which had a carrying value of $9.4 million as of the disposal date. As a result of this disposal, the Company recognized a $1.1 million gain.
Summarized Financial Information - Other Investments
Summarized aggregated financial information for all other equity method investments for the years ended December 31, 2023, December 31, 2022 and December 31, 2021 and as of December 31, 2023 and December 31, 2022 are as follows in the tables below. Unless stated otherwise, the information reflects the amounts reported in the financial statements of the investment entities rather than the share attributable to the Company.

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

Summary Statements of Operations:	(U.S. Dollars in thousands)
Revenue, net	$1,872,916	$1,720,489	$1,760,608
Cost of sales	(1,743,920)	(1,614,293)	(1,601,557)
Other activity	(103,921)	(88,759)	(123,603)
Net income	$25,075	$17,437	$35,448
Net income attributable to Dole plc	$14,721	$7,270	$14,851

	December 31, 2023	December 31, 2022

Summary Balance Sheets:	(U.S. Dollars in thousands)
Current assets	$398,628	$334,317
Non-current assets	315,862	297,337
Current liabilities	(295,022)	(221,370)
Non-current liabilities	(148,892)	(147,507)
Noncontrolling interest	(1,616)	(2,057)
Net assets	$268,960	$260,720
Dole plc share of net assets	100,263	94,318
Goodwill	28,043	26,551
Carrying amount of investments	$128,306	$120,869
Transactions with Other Unconsolidated affiliates
The following table presents sales to and purchases from other investments in unconsolidated affiliates for the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Sales	$127,642	$121,092	$109,965
Purchases	166,676	161,841	141,975
The following tables presents amounts due from and to investments in unconsolidated affiliates as of December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$25,066	$27,503
Amounts due from investments in unconsolidated affiliates presented within other receivables	4,138	3,224
Amounts due to investments in unconsolidated affiliates presented within accounts payable	(10,514)	(8,959)
Amounts due from investments in unconsolidated affiliates presented within other assets	9,220	8,396
Reconciliation of Equity Method Earnings
The following table provides a reconciliation of equity method earnings in the consolidated statements of operations for the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Equity method earnings - other than Legacy Dole	$14,721	$7,270	$14,851
Equity method earnings - Legacy Dole	—	—	38,874
Deferred income tax expense related to Legacy Dole	—	—	(10,441)
Share of equity method earnings	14,721	7,270	43,284
Impairment of original 45.0% investment in Legacy Dole	—	—	(122,926)
Gain on preexisting contractual arrangements with Legacy Dole	—	—	93,000
Gain on release of deferred tax reserves attributable to Legacy Dole	—	—	20,124
Gain on release of Legacy Dole indemnities	—	—	4,403
Gain on release of cumulative equity reserves attributable to Legacy Dole	—	—	1,376
Net impact of step-up acquisition of Legacy Dole	—	—	(4,023)
Gain on step-up acquisition of other equity method investments	—	—	7,670
Gain (loss) on disposal of equity method investments	470	(544)	1,096
Equity method earnings	$15,191	$6,726	$48,027